COMMON STOCK OPTIONS AND WARRANTS (Schedule of activity of warrants) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants
Outstanding at beginning of period	163,010	160,152
Warrants expired, forfeited, cancelled or exercised	(102,800)
Outstanding at end of period	311,898	163,010	160,152
Exercisable at end of period	162,474	145,857
Weighted Average Exercise Price
Outstanding at beginning of period	$ 14.00	$ 14.00
Outstanding at end of period	5.46	14.00	$ 14.00
Exercisable at end of period	$ 6.08	$ 14.00
Remaining Average Remaining Contractual Term (Years)
Outstanding at end of period	4 years 8 months 12 days	3 years 4 months 24 days
Exercisable at end of period	4 years 8 months 12 days	3 years 4 months 24 days
Warrant [Member]
Number of Warrants
Outstanding at beginning of period	1,521,250	1,815,181	1,801,166
Warrants expired, forfeited, cancelled or exercised		(338,575)	(21,429)
Warrants issued		44,644	35,444
Outstanding at end of period		1,521,250	1,815,181
Exercisable at end of period		1,521,250
Weighted Average Exercise Price
Outstanding at beginning of period	$ 8.78	$ 9.52	$ 9.10
Warrants issued		7.70	9.10
Outstanding at end of period		8.78	$ 9.52
Exercisable at end of period		$ 8.78
Remaining Average Remaining Contractual Term (Years)
Outstanding at the beginning of the year			4 years 10 months 25 days
Warrant issued		4 years 10 months 25 days	4 years 10 months 25 days
Outstanding at end of period		3 years 10 months 25 days	3 years 10 months 25 days
Exercisable at end of period		2 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding
Exercisable